Long-Term Prepaid Expenses (Details) - USD ($)	2 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023
Long-Term Prepaid Expenses [Line Items]
Total fee			$ 8,200,000
Lease term		45 years	45 years
Long-term prepaid expenses		$ 86,032			$ 91,536
Percentage of total payments			15.00%
Payments for public infrastructure				$ 7,200,000
Service fees			$ 800,000
Amortization expenses for long-term prepaid expenses	$ 29,573		180,192
Long-Term Debt [Member]
Long-Term Prepaid Expenses [Line Items]
Total fee			1,200,000
Use Rights [Member]
Long-Term Prepaid Expenses [Line Items]
Total fee		1,400,000	1,400,000
Public Infrastructures [Member]
Long-Term Prepaid Expenses [Line Items]
Total fee		$ 8,200,000	$ 7,000,000
Percentage of total payments			85.00%
Related Party [Member]
Long-Term Prepaid Expenses [Line Items]
Payments for public infrastructure				$ 1,600,000